Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Income
The following table summarizes investment income for the twelve months ended December 31, 2019, 2018 and 2017:

	For the Twelve Months Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	($ in millions)
Fixed income securities — Available for sale	$128.2	$134.1	$133.3
Fixed income securities — Trading	42.0	49.6	44.0
Short-term investments — Available for sale	2.3	1.4	0.4
Short-term investments — Trading	2.5	0.4	0.8
Fixed term deposits (included in cash and cash equivalents)	19.5	14.2	6.2
Equity securities — Trading	—	2.1	13.6
Catastrophe bonds — Trading	2.3	2.8	1.8
Privately-held investments — Trading	3.4	—	—
Other investments, at fair value	8.9	2.5	—
Total	209.1	207.1	200.1
Investment expenses	(11.8)	(8.9)	(11.1)
Net investment income	$197.3	$198.2	$189.0

Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments
The following table summarizes the net realized and unrealized investment gains and losses recorded in the statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2019, 2018 and 2017:

	For the Twelve Months Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$14.4	$6.4	$10.2
Fixed income securities — gross realized (losses)	(7.3)	(11.4)	(6.6)
Short-term investments — gross realized gains	—	—	0.1
Cash and cash equivalents — gross realized gains	0.1	0.3	0.4
Cash and cash equivalents — gross realized (losses)	(0.2)	(0.5)	(0.1)
Other-than-temporary impairments	—	—	(0.7)
Trading:
Fixed income securities — gross realized gains	34.3	4.6	9.7
Fixed income securities — gross realized (losses)	(2.6)	(25.0)	(4.5)
Short-term investments — gross realized gains	—	0.1	2.7
Short-term investments — gross realized (losses)	—	(4.2)	—
Cash and cash equivalents — gross realized gains	—	1.5	1.3
Cash and cash equivalents — gross realized (losses)	(0.3)	(0.3)	—
Equity securities — gross realized gains	—	94.5	59.0
Equity securities — gross realized (losses)	—	(20.1)	(13.7)
Privately-held investments — gross realized (losses)	(0.2)	—	—
Catastrophe bonds — net unrealized gains/(losses)	0.9	2.2	(2.4)
Net change in gross unrealized gains / losses	47.2	(112.1)	60.3
Investments — equity method:
Gross realized and unrealized (loss) in MVI	(0.1)	(0.2)	(0.1)
Gross unrealized gain in Chaspark	—	—	0.9
Gross realized and unrealized (loss) gain in Digital Risk	(0.2)	0.4	—
Gross realized and unrealized (loss) in Bene	—	(0.9)	(0.3)
Gross realized gain on sale of AgriLogic	—	—	4.3
Total net realized and unrealized investment gains/(losses) recorded in the statement of operations	$86.2	$(64.7)	$120.5

Change in available for sale net unrealized gain/(losses):
Fixed income securities	164.9	(81.3)	(14.8)
Change in taxes	(13.6)	4.8	2.0
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$151.3	$(76.5)	$(12.8)

Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Available for Sale Investments in Fixed Income Maturities and Short-Term Investments
The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities and short-term investments as at December 31, 2019 and December 31, 2018:

	As at December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
U.S. government	$1,383.2	$31.3	$(1.4)	$1,413.1
U.S. agency	38.7	0.9	—	39.6
Municipal	47.8	2.9	—	50.7
Corporate	1,905.6	54.8	(0.6)	1,959.8
Non-U.S. government-backed corporate	86.1	0.5	(0.1)	86.5
Non-U.S. government	324.7	4.5	(0.4)	328.8
Asset-backed	0.2	—	—	0.2
Non-agency commercial mortgage-backed	6.7	—	(0.2)	6.5
Agency mortgage-backed	1,052.2	21.9	(1.1)	1,073.0
Total fixed income securities — Available for sale	4,845.2	116.8	(3.8)	4,958.2
Total short-term investments — Available for sale	117.6	—	—	117.6
Total	$4,962.8	$116.8	$(3.8)	$5,075.8

	As at December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
U.S. government	$1,413.5	$6.8	$(16.1)	$1,404.2
U.S. agency	47.7	0.1	(0.4)	47.4
Municipal	46.7	1.3	(0.8)	47.2
Corporate	2,238.9	7.8	(40.5)	2,206.2
Non-U.S. government-backed corporate	93.2	0.2	(0.2)	93.2
Non-U.S. government	399.8	3.6	(0.8)	402.6
Asset-backed	17.4	—	(0.1)	17.3
Agency mortgage-backed	1,025.1	6.5	(19.0)	1,012.6
Total fixed income securities — Available for sale	5,282.3	26.3	(77.9)	5,230.7
Total short-term investments — Available for sale	105.6	—	—	105.6
Total	$5,387.9	$26.3	$(77.9)	$5,336.3

Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities
The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, equity securities, catastrophe bonds and privately-held investments as at December 31, 2019 and December 31, 2018:

	As at December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$183.3	$1.8	$(0.1)	$185.0
Municipal	3.1	0.1	—	3.2
Corporate	231.7	11.6	(0.1)	243.2
Non-U.S. government	143.9	7.4	(0.1)	151.2
Asset-backed	491.7	2.4	(1.7)	492.4
Agency mortgage-backed	52.9	0.9	—	53.8
Total fixed income securities — Trading	1,106.6	24.2	(2.0)	1,128.8
Short-term investments — Trading	79.2	—	—	79.2
Catastrophe bonds — Trading	29.4	—	(0.8)	28.6
Privately-held investments — Trading
Commercial mortgage loans	$156.3	$0.3	$—	$156.6
Middle market loans	111.7	0.2	(0.2)	111.7
Asset-backed securities	8.7	—	—	8.7
Equity securities	2.5	0.2	—	2.7
Total privately-held investments — Trading	279.2	0.7	(0.2)	279.7
Total Investments — Trading	$1,494.4	$24.9	$(3.0)	$1,516.3

	As at December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$146.6	$1.6	$(0.5)	$147.7
Municipal	2.8	—	(0.1)	2.7
Corporate	734.2	2.6	(16.6)	720.2
Non-U.S. government	268.7	1.9	(5.2)	265.4
Asset-backed	2.4	—	—	2.4
Agency mortgage-backed	50.3	0.2	(1.1)	49.4
Total fixed income securities — Trading	1,205.0	6.3	(23.5)	1,187.8
Short-term investments — Trading	9.5	—	—	9.5
Catastrophe bonds — Trading	37.9	0.1	(1.8)	36.2
Total Investments — Trading	$1,252.4	$6.4	$(25.3)	$1,233.5

Schedule of Commercial Mortgage and Middle Market Loans
The following table presents the type of commercial mortgage loans and geographic region as at December 31, 2019:

	As at December 31, 2019
	Net Carrying Value	Percentage of Total
	(in millions)	(%)
Property type

Apartment	$48.3	31%
Hotels	47.7	30
Office building	21.9	14
Other commercial	17.0	11
Retail	15.2	10
Industrial	6.5	4
Total commercial mortgage loans	$156.6	100%

Geographic Region
U.S.	$85.5	55%
International	71.1	45
Total commercial mortgage loans	$156.6	100%
The following table presents the type of middle market loans and geographic region as at December 31, 2019:

	December 31, 2019
	Net Carrying Value	Percentage of Total
	(in millions)	(%)
Industry type

Materials	$29.5	26%
Financials	22.2	20
Industrials	18.9	17
Consumer discretionary	14.2	13
Health care	8.2	7
Energy	7.4	7
Consumer staples	6.4	6
Information technology	4.9	4
Total middle market mortgage loans	$111.7	100%

Geographic Region
U.S.	$91.8	82%
International	19.9	18
Total middle market loans	$111.7	100%

Credit Quality Indicators of Commercial Mortgage and Middle Market Loans
The following table represents the loan-to-enterprise-value ratio of the middle market loan portfolio as at December 31, 2019:

As at December 31, 2019
(in millions)
Less than 50%	$90.6
50% to 60%	21.1
Middle market loans	$111.7
A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The following table represents the loan-to-value ratio of the commercial mortgage loan portfolio as at December 31, 2019:

As at December 31, 2019
(in millions)
50% to 60%	$80.5
61% to 70%	35.5
71% to 80%	40.6
Commercial mortgage loans	$156.6

Debt Service and Fixed Charge Coverage Ratios
The following table represents the debt-service coverage ratio of the commercial mortgage loan portfolio as at December 31, 2019:

As at December 31, 2019
(in millions)
Greater than 1.20x	$94.6
1.00 - 1.20x	48.3
Less than 1.00x	13.7
Commercial mortgage loans	$156.6
The following represents the fixed charge coverage ratio of the middle market loan portfolio as at December 31, 2019

As at December 31, 2019
(in millions)
Greater than 1.20x	$68.4
1.00 - 1.20x	25.5
Less than 1.00x	17.8
Middle market loans	$111.7

Other Investments
The table below shows the Company’s investments in MVI, Bene, Digital Re and Crop Re for the twelve months ended December 31, 2019 and 2018:

	MVI	Bene	Digital Re	Crop Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2019	$0.5	$3.2	$0.9	$62.5	$67.1
Investment in the period	—	1.1	—	—	1.1
Unrealized (loss)/gain for the twelve months to December 31, 2019	(0.1)	—	(0.2)	—	(0.3)
Closing value of investment as at December 31, 2019	$0.4	$4.3	$0.7	$62.5	$67.9

Opening undistributed value of investment as at January 1, 2018	$0.5	$2.9	$0.5	$62.5	$66.4
Investment in the period	0.2	1.2	—	—	1.4
Unrealized (loss)/gain for the twelve months to December 31, 2018	(0.2)	(0.9)	0.4	—	(0.7)
Closing value of investment as at December 31, 2018	$0.5	$3.2	$0.9	$62.5	$67.1

Summary of Fixed Maturities
The scheduled maturity distribution of the Company’s available for sale fixed income securities as at December 31, 2019 and December 31, 2018 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2019
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$572.7	$574.6	AA
Due after one year through five years	2,230.3	2,269.3	AA-
Due after five years through ten years	864.1	896.3	AA-
Due after ten years	119.0	138.3	AA-
Total — Government and corporate	3,786.1	3,878.5
Non-agency commercial mortgage-backed	6.7	6.5	AA+
Agency mortgage-backed	1,052.2	1,073.0	AA+
Asset-backed	0.2	0.2	AAA
Total fixed income securities — Available for sale	$4,845.2	$4,958.2

	At December 31, 2018
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$464.3	$463.5	AA-
Due after one year through five years	2,605.7	2,582.0	AA-
Due after five years through ten years	1,047.9	1,028.3	AA-
Due after ten years	121.9	127.0	AA-
Total — Government and corporate	4,239.8	4,200.8
Agency mortgage-backed	1,025.1	1,012.6	AA+
Asset-backed	17.4	17.3	AAA
Total fixed income securities — Available for sale	$5,282.3	$5,230.7

Aggregate Fair Value and Gross Unrealized Loss by Type of Security
The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2019 and December 31, 2018:

	December 31, 2019
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$142.0	$(1.0)	$138.2	$(0.4)	$280.2	$(1.4)	49
U.S. agency	3.0	—	6.0	—	9.0	—	2
Municipal	3.7	—	—	—	3.7	—	2
Corporate	167.7	(0.6)	37.1	—	204.8	(0.6)	91
Non-U.S. government-backed corporate	31.8	(0.1)	—	—	31.8	(0.1)	9
Non-U.S. government	48.6	(0.4)	0.6	—	49.2	(0.4)	20
Asset-backed	—	—	0.2	—	0.2	—	1
Non-agency commercial mortgage-backed	6.5	(0.2)	—	—	6.5	(0.2)	1
Agency mortgage-backed	149.7	(0.3)	68.4	(0.8)	218.1	(1.1)	80
Total fixed income securities — Available for sale	553.0	(2.6)	250.5	(1.2)	803.5	(3.8)	255
Total short-term investments — Available for sale	29.5	—	—	—	29.5	—	5
Total	$582.5	$(2.6)	$250.5	$(1.2)	$833.0	$(3.8)	260

	December 31, 2018
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$180.2	$(0.7)	$740.6	$(15.4)	$920.8	$(16.1)	103
U.S. agency	13.5	(0.2)	18.4	(0.2)	31.9	(0.4)	12
Municipal	3.1	(0.1)	25.0	(0.7)	28.1	(0.8)	9
Corporate	999.1	(15.2)	762.2	(25.3)	1,761.3	(40.5)	667
Non-U.S. government-backed corporate	14.5	—	25.8	(0.2)	40.3	(0.2)	12
Non-U.S. government	64.0	(0.3)	91.0	(0.5)	155.0	(0.8)	57
Asset-backed	6.3	—	10.8	(0.1)	17.1	(0.1)	8
Agency mortgage-backed	245.7	(2.6)	447.3	(16.4)	693.0	(19.0)	253
Total fixed income securities — Available for sale	1,526.4	(19.1)	2,121.1	(58.8)	3,647.5	(77.9)	1,121
Total short-term investments — Available for sale	34.5	—	—	—	34.5	—	12
Total	$1,560.9	$(19.1)	$2,121.1	$(58.8)	$3,682.0	$(77.9)	1,133